OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Assets
The outstanding balance of other assets as of December 31, 2024 and 2023 is as follows:

	As of December 31,
	2024	2023
Current
Unbilled Subscriptions	11,431	22,685
Other resales contracts	8,989	9,068
TOTAL	20,420	31,753

Non-current
Unbilled Subscriptions	4,750	4,088
TOTAL	4,750	4,088